Net Earnings Per Common Share - Schedule of Basic and Diluted Net Earnings per Common Share (Details) $ / shares in Units, shares in Thousands, $ in Millions			12 Months Ended
		Jun. 10, 2024	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average common shares outstanding – basic (thousands of shares) (in shares)			2,091,134	2,125,804	2,182,623
Effect of dilutive stock options (thousands of shares) (in shares)			6,772	14,625	21,625
Weighted average common shares outstanding – diluted (thousands of shares) (in shares)			2,097,906	2,140,429	2,204,248
Net earnings | $			$ 10,820	$ 6,106	$ 8,233
Net earnings per common share - basic (in CAD per share) | $ / shares	[1]		$ 5.17	$ 2.87	$ 3.77
Net earnings per common share - diluted (in CAD per share) | $ / shares	[1]		$ 5.16	$ 2.85	$ 3.74
Stock split conversion ratio		2

[1]	Common share, per common share, dividend, and stock option amounts for 2023 have been updated to reflect the two for one common share split (note 1).